Plant and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 1,493,886	$ 190,306	$ 1,350,981